Average Annual Total Returns{- Fidelity Series Emerging Markets Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-12 - Fidelity Series Emerging Markets Fund	Fidelity Series Emerging Markets Fund Return Before Taxes Past 1 year	Fidelity Series Emerging Markets Fund Return Before Taxes Since Inception		Fidelity Series Emerging Markets Fund After Taxes on Distributions Past 1 year	Fidelity Series Emerging Markets Fund After Taxes on Distributions Since Inception		Fidelity Series Emerging Markets Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Emerging Markets Fund After Taxes on Distributions and Sales Since Inception		MC041 Past 1 year	MC041 Since Inception
Total	9.63%	0.22%	[1]	8.83%	(0.41%)	[1]	5.91%	0.01%	[1]	18.47%	5.62%	[1]

[1]	(a)From August 29, 2018